Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 20 – COMMITMENTS AND CONTINGENCIES

In addition to commitments disclosed in Notes 3 and 7, the Company had the following commitments and contingencies.

Personal property tax and other accrued liabilities

Personal property tax for Tooele County, Utah, is billed and becomes due on November 30 of each year. At December 31, 2020 and 2019, the amount due to Tooele County is $35,568 and nil, respectively.

Employment Agreements

The Company has an employment agreement with Mr. Havenstrite as President of the Company, which is ongoing. The agreement, as amended, requires Mr. Havenstrite to meet certain time requirements and limits the number of other board member obligations in which he can participate. The agreement allows for a base annual salary of $144,000 plus certain performance compensation upon fulfillment of established goals. The agreement allows the board of directors to terminate Mr. Havenstrite's employment at any time, providing for a severance payment upon termination without cause.

At December 31, 2020 and December 31, 2019, accrued compensation of $37,697 and nil, were due to officers of the Company. Of the amounts accrued at December 31, 2020 and December 31, 2019, accrued compensation of $26,620 and nil is due to Rick Havenstrite and $11,077 and nil is due to Marianne Havenstrite, Treasurer and Principal Financial Officer.

Finder's Agreement

On May 11, 2018, the Company entered into an agreement with Mount Royal Consultants (Mount Royal) to assist in finding prospective investors. Mount Royal would receive a finder's fee of 7% for a connection with a company that resulted in a qualified investment consisting of equity securities or a fee of 3% for a connection with a company that resulted in a purchase of debt securities. On March 7, 2019, the Company closed a Purchase Agreement (Note 3) to a buyer for the purchase of gold produced from the Company's mining property. This agreement was deemed to be subject to the finder's fee and resulted in a payment to Mount Royal of $318,000, 3% of the $10,600,000 beneficially received by the Company in accordance with the terms of the Purchase Agreement. On November 1, 2019, an additional payment of 3% of the Tranche 2 payment received by the Company resulted in a payment of $48,000 to Mount Royal and a third payment of $42,000 was issued after receipt of the Tranche 3 payment on December 27, 2019. Future amounts to be received from investors could also be subject to this agreement. During the years ended December 31, 2020 and 2019, the Company recognized nil and $408,000, respectively, as consulting expense relating to this agreement.

Mining Leases

Annual claims fees are currently $155 per claim plus administrative and school trust land fees. Total paid for claims fees and other land trust fees in 2020 was $29,739.